Shareholders' Equity (Details)																														1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 09, 2023 shares	May 11, 2023 CNY (¥) shares	May 11, 2023 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 14, 2023 $ / shares shares	Feb. 08, 2023 CNY (¥) shares	Feb. 08, 2023 USD ($) shares	Feb. 01, 2023 CNY (¥) shares	Feb. 01, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Sep. 26, 2022 CNY (¥) shares	Sep. 26, 2022 USD ($) shares	Sep. 02, 2022 CNY (¥) shares	Sep. 02, 2022 CNY (¥) $ / shares	Jun. 10, 2022 CNY (¥) shares	Jun. 10, 2022 USD ($) shares	May 19, 2022 CNY (¥)	May 19, 2022 USD ($)	Apr. 27, 2022 CNY (¥)	Mar. 30, 2022 CNY (¥)	Mar. 30, 2022 USD ($)	Mar. 16, 2022 CNY (¥) shares	Mar. 16, 2022 USD ($) $ / shares shares	Dec. 10, 2021 shares	Jul. 22, 2021 CNY (¥)	Jul. 22, 2021 USD ($)	Jul. 28, 2020 shares	Oct. 14, 2019 $ / shares shares	Oct. 30, 2023 shares	Aug. 31, 2022 CNY (¥) shares	May 27, 2022 CNY (¥)	May 27, 2022 USD ($) $ / shares shares	Mar. 16, 2022 CNY (¥)	Mar. 16, 2022 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Aug. 10, 2023 $ / shares	Jun. 01, 2023 USD ($)	Mar. 10, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 16, 2022 shares	Sep. 02, 2022 $ / shares	Aug. 31, 2022 USD ($)	May 30, 2022 shares	Mar. 29, 2022 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Number of shares authorized																													150,000,000
Ordinary shares, shares issued																																					17,665,702
Principal amount				¥ 4,479,000																						¥ 20,788,000	$ 3,014,000
Discounted price																										¥ 18,898,000	2,740,000
Converted shares																																				12,779,670	12,779,670
Debt conversion																				¥ 5,502,000			¥ 22,237,000													¥ 16,000	$ 2,000
Shares issued																								30,885,707											30,885,707
Conversion loan (in Yuan Renminbi)				¥ 160																							$ 15,000
Service agreement pay (in Dollars) | $																																								$ 50,000
Fair value		¥ 6,385,000	$ 919,000													¥ 359,000	$ 54,000
Share issued																																									13,000,000
fair market value																															¥ 1,341,000														$ 195,000
Price per share (in Dollars per share) | $ / shares																																	$ 0.3
Gross proceeds												¥ 26,410,000	$ 3,660,000	¥ 3,613,000
Investment amount																																¥ 20,094,000	$ 3,000,000
Trading percentage																																80.00%	80.00%
Purchase of aggregate shares											1,200,000																											1,200,000				1,200,000
Price per share (in Dollars per share) | $ / shares																																										$ 0.75		$ 0.1
Total consideration | $																																										$ 1,507,000
Purchased shares														5,000,000
Warrants exercisable term														2 years																						2 years	2 years
Proceeds received																																				¥ 36,608	$ 5,369
(in Dollars per share) | $ / shares																																							$ 1
Shareholders' equity, description																																				On April 6, 2023, the Company closed a registered direct offering (the “April 2023 private placement”), the Company sold to the institutional investors a total of 12,500,000 Class A ordinary shares priced at $0.2 per ordinary share, pre-funded warrants exercisable for 2,500,000 Class A ordinary shares and warrants exercisable for 15,000,000 Class A ordinary shares. The purchase price of each pre-funded warrant is equal to the offering price per Class A ordinary shares, minus $0.00005, and the exercise price of each pre-funded warrant is equal $0.00005 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable and expire five (5) years from the original issuance date and have an exercise price of $0.2 per Class A ordinary shares. The Company also issued to Univest Securities, LLC, which acted as the sole placement agent for the offering, warrants exercisable for 750,000 Class A ordinary shares, with an exercise price of $0.24 per share. The net proceeds to the Company from the registered direct offering were RMB17,238 (US$2,510) after deducting the placement agent’s fees and other offering expenses. No pre-funded warrants were exercised during the six months ended June 30, 2023, and 5,000,000 warrants were exercised with proceeds of RMB6,911(US$1,000) during the six months ended June 30, 2023.	On April 6, 2023, the Company closed a registered direct offering (the “April 2023 private placement”), the Company sold to the institutional investors a total of 12,500,000 Class A ordinary shares priced at $0.2 per ordinary share, pre-funded warrants exercisable for 2,500,000 Class A ordinary shares and warrants exercisable for 15,000,000 Class A ordinary shares. The purchase price of each pre-funded warrant is equal to the offering price per Class A ordinary shares, minus $0.00005, and the exercise price of each pre-funded warrant is equal $0.00005 per share. The pre-funded warrants are immediately exercisable and may be exercised at any time until exercised in full. The warrants are immediately exercisable and expire five (5) years from the original issuance date and have an exercise price of $0.2 per Class A ordinary shares. The Company also issued to Univest Securities, LLC, which acted as the sole placement agent for the offering, warrants exercisable for 750,000 Class A ordinary shares, with an exercise price of $0.24 per share. The net proceeds to the Company from the registered direct offering were RMB17,238 (US$2,510) after deducting the placement agent’s fees and other offering expenses. No pre-funded warrants were exercised during the six months ended June 30, 2023, and 5,000,000 warrants were exercised with proceeds of RMB6,911(US$1,000) during the six months ended June 30, 2023.
Shares, issued				17,665,702	17,665,702		5,440,420	5,440,420	8,785,530	8,785,530
Equity interest, percentage							100.00%	100.00%	100.00%	100.00%
Fair value shares amount				¥ 25,720	$ 3,745		¥ 17,304	$ 2,549	¥ 25,938	$ 3,848
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized						150,000,000
Prices, Per share (in Dollars per share) | $ / shares					$ 0.33
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized						2,430,000,000
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Purchase of aggregate shares											750,000																											750,000				750,000
Price per share (in Dollars per share) | $ / shares																																										$ 1.2
Shares, outstanding				103,702,658	103,702,658
Private Placements [Member]
Shareholders' Equity (Details) [Line Items]
Pre-funded warrants																																				2,584,900	2,584,900
Investing amount (in Yuan Renminbi) | ¥														¥ 3,613,000	¥ 3,613,000
Shareholders' equity, description																																				On June 2, 2023, the Company entered into an agreement with an investor, under which the investor agreed to purchase 22,000,000 Class A ordinary shares and warrants to purchase 22,000,000 Class A ordinary shares at an aggregate purchase price of US$4,400 (the “June 2023 private placement”). The warrants are exercisable within 2 years from the date of issuance and have an exercise price of US$0.21 per share. On June 9, 2023, the Company issued 22,000,000 Class A ordinary shares to the investor, proceeds of RMB27,797 (US$3,900) were received by June 30, 2023. Due to inability to timely collect the remaining proceeds of RMB3,564(US$500) from the investor, the corresponding 2,500,000 shares was recalled and cancelled on October 30, 2023, subsequently. No warrants were exercised during the six months ended June 30, 2023.	On June 2, 2023, the Company entered into an agreement with an investor, under which the investor agreed to purchase 22,000,000 Class A ordinary shares and warrants to purchase 22,000,000 Class A ordinary shares at an aggregate purchase price of US$4,400 (the “June 2023 private placement”). The warrants are exercisable within 2 years from the date of issuance and have an exercise price of US$0.21 per share. On June 9, 2023, the Company issued 22,000,000 Class A ordinary shares to the investor, proceeds of RMB27,797 (US$3,900) were received by June 30, 2023. Due to inability to timely collect the remaining proceeds of RMB3,564(US$500) from the investor, the corresponding 2,500,000 shares was recalled and cancelled on October 30, 2023, subsequently. No warrants were exercised during the six months ended June 30, 2023.
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized											2,400,000,000																										2,400,000,000	2,400,000,000				2,400,000,000
Ordinary shares						2,400,000,000																							120,000,000
Par value (in Dollars per share) | $ / shares						$ 0.01																							$ 0.01
Ordinary shares, shares outstanding											79,536,589																										176,070,465	79,536,589				79,536,589
Ordinary shares, shares issued											79,536,589																										176,070,465	79,536,589				79,536,589
Converted shares																							4,842,197	4,842,197	114,234
Shares issued				3,232,397	3,232,397
Company issued																187,094	187,094
Ordinary shares granted																															140,000
Share issued												36,729,613	36,729,613																														140,000
Service agreement		3,500,000	3,500,000																									3,500,000
Company deposited											1,322,853
Stockholders equity																																				22,000,000	22,000,000
Ordinary shares issued	2,500,000																																			3,822,853	3,822,853
Price per share (in Dollars per share) | $ / shares																																												$ 0.1
Purchase of aggregate shares											3,000,000																											3,000,000				3,000,000
Price per share (in Dollars per share) | $ / shares																																										$ 0.4
Warrants purchase																																						2,475,000
Total consideration | ¥											¥ 11,003,000																											¥ 11,003,000
Purchased shares														5,000,000
Exercise price (in Dollars per share) | $ / shares															¥ 0.4
Convertible debentures																																		¥ 175	$ 5,405,000
Exercise price per share (in Dollars per share) | $ / shares																																							$ 0.21
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Number of shares authorized											30,000,000																										30,000,000	30,000,000				30,000,000
Ordinary shares						30,000,000																							30,000,000
Par value (in Dollars per share) | $ / shares						$ 0.01																							$ 0.01
Ordinary shares, shares outstanding											3,573,100																										3,573,100	3,573,100				3,573,100
Ordinary shares, shares issued											3,573,100																										3,573,100	3,573,100				3,573,100
Forecast [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																														2,500,000
Investor [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Share issued																								1,235,788									6,229,235		1,235,788		4,226,135									6,263,048	654,622
Price per share (in Dollars per share) | $ / shares																								$ 0.2563											$ 0.2563		$ 0.2563										$ 0.35
Gross proceeds																					¥ 1,500,000	$ 232,000		$ 0.01000
Total gross proceeds																		¥ 9,395,000	$ 1,400,000
Nine investors [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Share issued											12,492,283																											12,492,283				12,492,283